AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Principal Amount	Value
Corporate Bonds and Notes - 34.0%
Financials - 12.8%
Air Lease Corp. Series C (4.125% to 12/15/26 then U.S. Treasury Yield Curve CMT 5 year + 3.149%), 4.125%, 12/15/26[1,2,3]	$1,000,000	$725,040
Avolon Holdings Funding, Ltd. (Cayman Islands) 3.250%, 02/15/27[4]	1,000,000	897,480
Bank of America Corp. (4.376% to 04/27/27 then SOFR + 1.580%), 4.376%, 04/27/28[1,3]	3,000,000	2,888,817
Bank of Montreal (Canada) (3.803% to 12/15/27 then USD Swap 5 year + 1.432%), 3.803%, 12/15/32[1,3]	1,785,000	1,582,749
Citigroup, Inc. (5.610% to 09/29/25 then SOFR + 1.546%), 5.610%, 09/29/26[1,3]	1,000,000	997,881
The Goldman Sachs Group, Inc. (1.948% to 10/21/26 then SOFR + 0.913%), 1.948%, 10/21/27[1,3]	1,500,000	1,337,881
HSBC Holdings PLC (United Kingdom) (2.206% to 08/17/28 then SOFR + 1.285%), 2.206%, 08/17/29[1,3]	500,000	420,768
Intact Financial Corp. (Canada) 5.459%, 09/22/32[4]	2,000,000	1,979,624
Morgan Stanley (2.484% to 09/16/31 then SOFR + 1.360%), 2.484%, 09/16/36[1,3]	3,000,000	2,299,805
The Toronto-Dominion Bank (Canada) (8.125% to 10/31/27 then U.S. Treasury Yield Curve CMT 5 year + 4.075%), 8.125%, 10/31/82[1,3]	2,325,000	2,388,472

Total Financials		15,518,517
Industrials - 15.2%
Albertsons Cos. Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.500%, 02/15/28[4]	1,000,000	996,070
American Airlines Inc/AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26[4]	2,291,667	2,257,319
Burlington Northern Santa Fe LLC 4.450%, 01/15/53	500,000	454,727
Charter Communications Operating LLC/Charter Communications Operating Capital 5.250%, 04/01/53	1,000,000	810,163
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29	250,000	228,121
Coca-Cola Femsa SAB de CV (Mexico) 2.750%, 01/22/30	1,000,000	886,500
Delta Air Lines, Inc. 7.000%, 05/01/25[4]	500,000	511,575
	Principal Amount	Value

Delta Air Lines, Inc./SkyMiles IP, Ltd. 4.750%, 10/20/28[4]	$1,000,000	$967,853
Element Fleet Management Corp. (Canada) 6.271%, 06/26/26[4]	500,000	502,340
Ford Credit Canada Co. (Canada) 7.000%, 02/10/26[5]	2,000,000	1,521,753
GE HealthCare Technologies, Inc. 6.377%, 11/22/52[6]	500,000	553,581
Magna International, Inc. (Canada) 5.500%, 03/21/33	500,000	511,384
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27[4]	1,700,000	1,699,905
OAS Finance, Ltd. (Virgin Islands, British)
8.875%, 08/30/23[1,2,7]	600,000	0
8.875%, 08/31/23[1,2,4,7]	400,000	0

Penske Truck Leasing Co. LP/PTL Finance Corp. 6.200%, 06/15/30[4]	750,000	757,390
Pilgrim's Pride Corp. 6.250%, 07/01/33	500,000	496,517
QatarEnergy (Qatar) 1.375%, 09/12/26[4]	500,000	448,632
Smithfield Foods, Inc. 4.250%, 02/01/27[4]	1,500,000	1,393,588
Suncor Energy, Inc. (Canada) 7.150%, 02/01/32	400,000	430,262
TTX Co. 3.600%, 01/15/25[4]	1,172,000	1,135,559
Verizon Communications, Inc.
4.400%, 11/01/34	1,000,000	914,948
5.050%, 05/09/33	500,000	490,911

Vodafone Group PLC (United Kingdom) 7.875%, 02/15/30	450,000	512,193

Total Industrials		18,481,291
Utilities - 6.0%
Consolidated Edison Co. of New York, Inc. 6.150%, 11/15/52	550,000	604,404
Duke Energy Progress LLC 5.350%, 03/15/53	1,000,000	1,001,142
The East Ohio Gas Co. 3.000%, 06/15/50[4]	1,700,000	1,085,921
Florida Power & Light Co. 2.875%, 12/04/51	1,500,000	1,021,415
Tampa Electric Co. 3.625%, 06/15/50	1,475,000	1,089,543
Tucson Electric Power Co. 4.000%, 06/15/50	1,425,000	1,094,390

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Utilities - 6.0% (continued)
Vistra Operations Co. LLC 4.875%, 05/13/24[4]	$1,500,000	$1,477,238

Total Utilities		7,374,053

Total Corporate Bonds and Notes (Cost $46,260,020)		41,373,861
Mortgage-Backed Securities - 4.8%
Citigroup Commercial Mortgage Trust
Series 2016-GC36, Class B 4.747%, 02/10/49[3]	763,000	630,539
Series 2019-GC43, Class A2 2.982%, 11/10/52	514,000	483,515
Commercial Mortgage Pass Through Certificates
Series 2015-LC23, Class C 4.547%, 10/10/48[3]	585,000	522,718
Series 2016-CR28, Class C 4.605%, 02/10/49[3]	726,000	628,273

CSAIL Commercial Mortgage Trust Series 2017-CX10, Class B 3.892%, 11/15/50[3]	506,000	428,222
GSCG Trust Series 2019-600C, Class D 3.764%, 09/06/34[4]	862,000	333,675
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class C 4.480%, 09/15/47[3]	330,824	296,541
Series 2014-C25, Class C 4.434%, 11/15/47[3]	450,000	358,876
Series 2015-C33, Class C 4.636%, 12/15/48[3]	670,000	538,524

JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class C 3.723%, 05/13/53[3]	496,000	292,895
UBS Commercial Mortgage Trust Series 2019-C18, Class B 3.681%, 12/15/52[3]	717,000	577,236
Wells Fargo Commercial Mortgage Trust
Series 2016-C33, Class C 3.896%, 03/15/59	517,000	426,312
Series 2019-C49, Class C 4.866%, 03/15/52[3]	350,000	288,930

Total Mortgage-Backed Securities (Cost $7,477,499)		5,806,256
Municipal Bond - 0.3%
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	330,000	410,395

Total Municipal Bond (Cost $466,824)		410,395
	Principal Amount	Value

U.S. Government and Agency Obligations - 57.8%
Fannie Mae - 13.3%
FNMA,
2.140%, 10/01/29	$7,000,000	$6,068,200
2.260%, 01/01/30	3,200,000	2,759,876
3.000%, 03/01/45	622,375	558,512
3.500%, 12/01/31 to 01/01/32	211,553	202,217
4.000%, 09/01/31 to 06/01/42	84,383	79,492
FNMA REMICS,
Series 2010-156, Class ZC 4.000%, 01/25/41	436,216	361,832
Series 2011-121, Class JP 4.500%, 12/25/41	48,553	46,641
Series 2012-105, Class Z 3.500%, 10/25/42	1,371,449	1,257,696
Series 2012-127, Class PA 2.750%, 11/25/42	563,919	510,514
Series 2012-20, Class ZT 3.500%, 03/25/42	2,381,797	2,175,987
Series 2012-31, Class Z 4.000%, 04/25/42	750,977	701,497
Series 2015-9, Class HA 3.000%, 01/25/45	1,534,568	1,414,413

Total Fannie Mae		16,136,877
Freddie Mac - 10.5%
FHLMC, 3.000%, 04/01/47	846,241	760,679
FHLMC Gold,
3.000%, 07/01/45 to 08/01/45	1,796,357	1,613,873
3.500%, 10/01/42	210,193	189,638
4.000%, 10/01/41	17,539	16,296
5.000%, 07/01/35	6,990	7,026
FHLMC REMICS,
Series 2909, Class Z 5.000%, 12/15/34	75,386	73,908
Series 3626, Class AZ 5.500%, 08/15/36	47,733	47,813
Series 3792, Class SE (9.631% minus 2 times 1 month SOFR, Cap 9.860%, Floor 0.000%), 0.000%, 01/15/41[3]	18,651	12,926
Series 3872, Class BA 4.000%, 06/15/41	12,077	11,552
Series 3894, Class ZA 4.500%, 07/15/41	23,204	22,314
Series 3957, Class HZ 4.000%, 11/15/41	322,564	304,791
Series 4016, Class KZ 4.000%, 03/15/42	2,452,012	2,298,007
Series 4316, Class BZ 3.000%, 03/15/44	3,968,003	3,403,491
Series 4750, Class PA 3.000%, 07/15/46	566,215	525,565
Series 4934, Class P 2.500%, 11/15/40	3,890,061	3,433,553

Total Freddie Mac		12,721,432

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Ginnie Mae - 0.2%
GNMA,
Series 2004-35, Class SA (31.756% minus 6.5 times 1 month SOFR, Cap 32.500%, Floor 0.000%), 0.000%, 03/20/34[3]	$7,762	$7,290
Series 2009-32, Class ZE 4.500%, 05/16/39	88,715	85,991
Series 2009-35, Class DZ 4.500%, 05/20/39	94,950	91,615
Series 2009-75, Class GZ 4.500%, 09/20/39	93,037	91,033

Total Ginnie Mae		275,929
U.S. Treasury Obligations - 33.8%
U.S. Treasury Notes,
1.875%, 02/15/32	3,827,400	3,250,449
2.750%, 05/31/29	6,535,000	6,062,999
3.500%, 02/15/33	9,245,000	8,909,869
4.125%, 11/15/32	12,020,000	12,158,989
U.S. Treasury Bonds,
1.875%, 02/15/41 to 11/15/51	6,175,000	4,338,663
2.875%, 05/15/52	1,045,000	841,511
3.000%, 08/15/52	6,698,000	5,534,746

Total U.S. Treasury Obligations		41,097,226

Total U.S. Government and Agency Obligations (Cost $75,662,505)		70,231,464
Floating Rate Senior Loan Interests - 2.1%
Industrials - 2.1%
Mileage Plus Holdings LLC, Initial Term Loan, (3 month LIBOR + 5.250%), 10.764%, 06/21/27[3]	2,400,000	2,500,637

Total Floating Rate Senior Loan Interests (Cost $2,514,381)		2,500,637

	Shares	Value
Common Stocks - 0.0%#
Energy - 0.0%#
Foresight Energy, LLC[8] (Cost $165,689)	202	$2,939

Short-Term Investments - 0.2%

Commercial Paper - 0.2%
Farm CR Corp., Medium Term Note, 5.282%, 08/14/23[9]	215,000	214,592
Federation des Caisses Desjardins du Quebec, 5.420%, 10/05/23[9]	25,000	24,745

Total Commercial Paper		239,337

Total Short-Term Investments (Cost $239,350)		239,337
Total Investments - 99.2% (Cost $132,786,268)		$120,564,889
Other Assets, less Liabilities - 0.8%		957,963
Net Assets - 100.0%		$121,522,852

#	Less than 0.05%.
[1]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2023. Rate will reset at a future date.
[2]	Perpetuity Bond. The date shown represents the next call date.
[3]	Variable rate security. The rate shown is based on the latest available information as of July 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[4]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of this security amounted to $16,444,169 or 13.5% of net assets.
[5]	Principal amount stated in Canadian Dollars (CAD).
[6]	Some of this security, amounting to $429,580 or 0.4% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[7]	Security is in default. Issuer has failed to make a timely payment of either principal or either interest or has failed to comply with some provision of the bond indenture.
[8]	Security's value was determined by using significant unobservable inputs.
[9]	Represents yield to maturity at July 31, 2023.

CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
LIBOR	London Interbank Offered Rate
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
Open Forward Foreign Currency Exchange Contracts
Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Unrealized Depreciation
U.S. Dollar	1,442,177	Canadian Dollar	1,908,000	09/28/23	CIBC World Markets Corp.	$(5,922)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$41,373,861	—	$41,373,861
Mortgage-Backed Securities	—	5,806,256	—	5,806,256
Municipal Bond†	—	410,395	—	410,395
U.S. Government and Agency Obligations†	—	70,231,464	—	70,231,464
Floating Rate Senior Loan Interests†	—	2,500,637	—	2,500,637
Common Stocks
Energy	—	—	$2,939	2,939
Short-Term Investments
Commercial Paper	—	239,337	—	239,337
Total Investments in Securities	—	$120,561,950	$2,939	$120,564,889
Financial Derivative Instruments - Liabilities
Foreign Currency Exchange Contracts	—	$(5,922)	—	$(5,922)
Total Financial Derivative Instruments	—	$(5,922)	—	$(5,922)

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and floating rate senior loan interests held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations, and floating rate senior loan interests by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at July 31, 2023:
Common Stock
Balance as of October 31, 2022	$7,211
Accrued discounts (premiums)	—
Realized gain (loss)	8,341
Change in unrealized appreciation/depreciation	(4,272)
Purchases	—
Sales	(8,341)*
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of July 31, 2023	$2,939

Net change in unrealized appreciation/depreciation on investments still held at July 31, 2023	$(688)
* A common stock valued at $3,584 was acquired by another company and the Fund received proceeds of $8,341. Prior to the acquisition, the common stock was valued using significant unobservable inputs.

AMG Beutel Goodman Core Plus Bond Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of July 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:
Quantitative Information about Level 3 Fair Value Measurements

Security Type	Fair Value as of July 31, 2023	Valuation Technique(s)	Unobservable Inputs(s)	Range	Median	Impact to Valuation from an Increase in Input(a)
Common Stock	$2,939	Market Approach	EV/Sale Multiple	N/A	N/A	Increase
(a) Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$429,580	—	$445,716	$445,716
The following table summarizes the securities received as collateral for securities lending at July 31, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-4.250%	08/29/23-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.